Document and Entity Information	0 Months Ended
Jul. 15, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 15, 2014
Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Central Index Key	0000939934
Amendment Flag	false
Document Creation Date	Jul. 15, 2014
Document Effective Date	Jul. 15, 2014
Prospectus Date	Jul. 15, 2014